ORGANIZATION (Tables)	12 Months Ended
Dec. 31, 2018
Schedule of Variable Interest Entity
Entity	Date of establishment	Place of establishment	Percentage of ownership by the Company	Principal activities

Subsidiaries
Fine Brand Limited (“BVI”)	February 9, 2011	British Virgin Islands	100%	Investment Holding
500wan HK Limited (“500wan HK”)	March 8, 2011	Hong Kong	100%	Investment Holding
500.com Nihon Co., Ltd. (“500.com JP”)	July 27, 2017	Japan	100%	Investment Holding
500.com USA Corporation (“500.com USA”)	July 21, 2014	USA	100%	Investment Holding
500.com Gaming UK Limited (“500.com UK”)	August 5, 2016	UK	100%	Investment Holding
E-Sun Sky Computer (Shenzhen) Co., Ltd. (“E-Sun Sky Computer”)	June 18, 2007	PRC	100%	Software Service
Hainan Menghuanxingchen Computer Co., Ltd. (“Hainan Menghuanxingchen”)	May 3, 2018	PRC	100%	Software Service
The Multi Group Ltd (“The Multi Group”)	June 26, 2015	Malta	93%	Investment Holding
Multi Warehouse Ltd******	December 3, 2014	Malta	93%	Online Gaming
Multi Brand Gaming Ltd******	October 3, 2014	Malta	93%	Online Gaming
Multilotto UK Ltd******	September1, 2016	Malta	93%	Online Gaming
Lotto Warehouse Ltd******	September1, 2016	Malta	93%	Online Gaming
Wasp Media Ltd******	August 12, 2016	Malta	93%	Online Gaming
Round Spot Services Ltd******	May 6, 2015	Cyprus	93%	Online Gaming
Multi Pay N.V.******	August 25, 2011	Curacao	93%	Online Gaming
Multilotto Australia PTY Ltd******	December13,2016	Australia	93%	Online Gaming
Oddson Europe Ltd******	January10, 2018	Malta	93%	Online Gaming

Entity	Date of establishment	Place of establishment	Percentage of ownership by the Company	Principal activities

VIEs
Shenzhen E-Sun Network Co., Ltd. (“E-Sun Network”)	December 7, 1999	PRC	-	Online Lottery Service
Shenzhen Youlanguang Science and Technology Co., Ltd. (“ Youlanguang Technology”)	December 16, 2008	PRC	-	Online Lottery Service
Shenzhen Guangtiandi Science and Technology Co., Ltd. (“ Guangtiandi Technology”)	December 16, 2008	PRC	-	Online Lottery Service
Shenzhen Tongfu Technology Co., Ltd. (“ Tongfu Technology”)	August 28, 2015	PRC	-	Third party payment service

Subsidiaries of the VIEs
Shenzhen E-Sun Sky Network Technology Co., Ltd. (“E-Sun Sky Network”) *	May 22, 2006	PRC	-	Online Lottery Service
Lhasa Yicai Network Technology Co., Ltd. (“Lhasa Yicai”) **	October 17, 2014	PRC	-	Online Lottery Service
Hainan Jingli Network Technology Co., Ltd. (“Hainan Jingli”) **	May 3, 2018	PRC	-	Software Service
Hainan Panfeng Network Technology Co., Ltd. (“Hainan Panfeng”) **	July 18, 2018	PRC	-	Software Service
Hangzhou E-Sun Sky Network Technology Co., Ltd. (“Hangzhou E-Sun Sky Network”) **	June 21, 2018	PRC	-	Software Service
Shenzhen Yicai Network Technology Co., Ltd. (“Shenzhen Yicai”) ***	July 21, 2015	PRC	-	Online Lottery Service
Beijing Baifengrun Science and Technology Co., Ltd. (“ Baifengrun Technology”) ****	September 13, 2011	PRC	-	Development, operation of Online Gaming
Shenzhen Kaisheng Jinfu Enterprise Management Co., Ltd. (“Shenzhen Kaisheng”) ****	June 24, 2016	PRC	-	Online Spot Commodity Trading Services

* A subsidiary of E-Sun Network
** A subsidiary of E-Sun Sky Network
*** A subsidiary of Youlanguang Technology
**** A subsidiary of Guangtiandi Technology
****** A subsidiary of The Multi Group

Variable Interest Entity, Primary Beneficiary [Member]
Carrying Amounts of Assets and Liabilities, Results of Operations and Cash Flows of VIEs

	As of December 31, 2017	As of December 31, 2018	As of December 31, 2018
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	85,161	123,482	17,960
Restricted cash	1,237	1,253	182
Amounts due from intergroup companies	2,555	2,627	382
Prepayments and other current assets	33,692	28,934	4,209
Current assets for discontinued operations	40,193	-	-

Total current assets	162,838	156,296	22,733

Non-current assets:
Property and equipment, net	99,138	67,349	9,796
Intangible assets, net	1,734	1,623	236
Deposits	4,248	4,484	652
Long-term investments	53,044	51,332	7,466
Other non-current assets	6,296	3,563	518
Non-current assets for discontinued operations	179,932	-	-

Total non-current assets	344,392	128,351	18,668

TOTAL ASSETS	507,230	284,647	41,401

LIABILITIES
Current liabilities:
Amounts due to intergroup companies	71,168	209,384	30,454
Accrued payroll and welfare payable	9,875	7,854	1,142
Accrued expenses and other current liabilities	51,658	54,200	7,883
Income tax payable	615	1,313	191
Current liabilities for discontinued operations	15,626	-	-

Total current liabilities	148,942	272,751	39,670

Non-current liabilities:
Long-term payables	27,673	4,196	610
Non-current liabilities for discontinued operations	12,721	-	-
Total non-current liabilities	40,394	4,196	610

TOTAL LIABILITIES	189,336	276,947	40,280

	For the years ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$

Net revenues for continuing operations	5,259	22,489	20,578	2,993
Net revenues for discontinued operations	5,669	59,465	7,398	1,076
Net loss for continuing operations	(9,557)	(138,991)	(103,383)	(15,036)
Net income for discontinued operations	706	14,957	2,183	317

	For the years ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Net cash (used in) operating activities	(50,876)	(162,328)	(77,280)	(11,240)
Net cash provided by investing activities	166,222	6,350	11,164	1,624
Net cash provided by financing activities	-	-	104,453	15,192